Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Salary and welfare payable	$ 131,851	$ 125,426
VAT and other taxes payables	42,157	56,110
Interest payable	21,796	44,597
Deferred revenue	203,018	178,135
Other accrued expenses	21,686	90,764
Total	$ 420,508	$ 495,032